Intangible Assets - Other (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets pledged against secured borrowings	$ 92	$ 143